Shareholder Report, Line Graph (Details) - USD ($)			10 Months Ended	12 Months Ended		22 Months Ended	24 Months Ended	34 Months Ended	36 Months Ended	46 Months Ended	48 Months Ended	58 Months Ended	60 Months Ended	70 Months Ended	72 Months Ended	82 Months Ended	84 Months Ended	94 Months Ended	96 Months Ended	106 Months Ended	108 Months Ended	118 Months Ended	120 Months Ended
	Aug. 31, 2016	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026
C000093771 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Equity Fund (Class R6 Shares)
Accumulated Value		$ 5,000,000			$ 6,018,674		$ 6,846,080		$ 7,512,710		$ 8,498,776		$ 12,066,149		$ 10,912,329		$ 12,958,303		$ 16,383,740		$ 18,429,916		$ 21,044,375
C000033526 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Equity Fund (Class R5 Shares)
Accumulated Value		10,000			12,033		13,677		14,990		16,945		24,027		21,702		25,744		32,525		36,548		41,691
C000173554 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Equity Fund (Class R4 Shares)
Accumulated Value		10,000			12,005		13,623		14,909		16,823		23,818		21,484		25,453		32,104		36,017		41,022
C000173553 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Equity Fund (Class R3 Shares)
Accumulated Value		10,000			11,980		13,559		14,799		16,659		23,538		21,176		25,017		31,476		35,231		40,026
C000070617 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Equity Fund (Class R2 Shares)
Accumulated Value		10,000			11,958		13,498		14,699		16,506		23,260		20,868		24,601		30,874		34,463		39,057
C000007405 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Equity Fund (Class L Shares)
Accumulated Value		3,000,000			3,605,936		4,097,573		4,490,863		5,075,901		7,198,122		6,504,629		7,712,380		9,744,726		10,946,868		12,489,431
C000007404 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Equity Fund (Class I Shares)
Accumulated Value		1,000,000			1,200,475		1,361,782		1,490,705		1,681,876		2,382,183		2,148,032		2,544,468		3,210,989		3,601,505		4,102,301
C000007566 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Equity Fund (Class C Shares)
Accumulated Value		10,000			11,923		13,432		14,591		16,344		22,966		20,569		24,178		30,265		33,885		38,497
C000003854 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Equity Fund (Class A Shares)
Accumulated Value		9,477			11,359		12,859		14,039		15,807		22,316		20,075		23,722		29,852		33,405		37,953
C000007573 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Research Enhanced Equity Fund (Class A Shares)
Accumulated Value		9,477			11,232		12,683		13,874		15,133		21,573		19,337		23,247		29,294		33,064		39,266
C000007571 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Research Enhanced Equity Fund (Class I Shares)
Accumulated Value		1,000,000			1,188,462		1,345,196		1,474,965		1,613,315		2,305,741		2,072,265		2,496,766		3,154,676		3,568,665		4,248,875
C000007982 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Research Enhanced Equity Fund (Class R6 Shares)
Accumulated Value		5,000,000			5,950,026		6,740,137		7,399,615		8,100,155		11,590,209		10,425,254		12,573,546		15,900,734		18,008,114		21,463,964
C000195232 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Diversified Fund (Class R6 Shares)
Accumulated Value		5,000,000			5,664,905		6,066,649		6,469,928		6,655,014		8,683,158		7,628,692		8,302,815		9,473,573		10,464,253		11,575,719
C000007575 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Diversified Fund (Class L Shares)
Accumulated Value		3,000,000			3,398,943		3,637,330		3,876,290		3,984,194		5,194,799		4,560,662		4,959,888		5,658,466		6,241,671		6,903,535
C000007574 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Diversified Fund (Class I Shares)
Accumulated Value		1,000,000			1,129,959		1,206,938		1,283,832		1,319,398		1,719,043		1,507,943		1,639,724		1,868,874		2,059,643		2,277,378
C000007578 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Diversified Fund (Class C Shares)
Accumulated Value		10,000			11,216		11,891		12,557		12,803		16,559		14,420		15,562		17,597		19,352		21,343
C000007576 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Diversified Fund (Class A Shares)
Accumulated Value		9,549			10,764		11,467		12,171		12,472		16,205		14,191		15,383		17,489		19,234		21,212
C000007580 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Small Cap Blend Fund (Class A Shares)
Accumulated Value		9,475			12,790		17,330		17,458		17,415		26,633		20,894		23,624		25,949		26,678		34,932
C000007582 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Small Cap Blend Fund (Class C Shares)
Accumulated Value		10,000			13,434		18,111		18,151		18,015		27,421		21,408		24,090		26,316		27,068		35,443
C000007579 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Small Cap Blend Fund (Class I Shares)
Accumulated Value		1,000,000			1,353,566		1,838,387		1,856,095		1,856,543		2,847,018		2,238,545		2,538,160		2,794,075		2,879,948		3,781,239
C000200711 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Small Cap Blend Fund (Class R6 Shares)
Accumulated Value		5,000,000			6,785,281		9,238,754		9,352,313		9,377,220		14,410,008		11,360,590		12,914,882		14,252,044		14,727,942		19,383,121
C000162366 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Value Fund (Class R6 Shares)
Accumulated Value		5,000,000			5,845,622		6,581,777		7,054,821		6,728,799		9,796,976		9,447,936		10,675,824		12,199,530		13,635,156		16,700,129
C000162365 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Value Fund (Class R5 Shares)
Accumulated Value		10,000			11,685		13,149		14,080		13,416		19,516		18,799		21,221		24,226		27,049		33,096
C000190877 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Value Fund (Class R4 Shares)
Accumulated Value		10,000			11,662		13,100		14,009		13,325		19,356		18,618		20,985		23,921		26,668		32,583
C000190876 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Value Fund (Class R3 Shares)
Accumulated Value		10,000			11,631		13,036		13,904		13,195		19,119		18,343		20,623		23,452		26,078		31,781
C000162364 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Value Fund (Class R2 Shares)
Accumulated Value		10,000			11,604		12,969		13,797		13,063		18,878		18,068		20,261		22,980		25,492		30,989
C000007583 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Value Fund (Class I Shares)
Accumulated Value		1,000,000			1,166,164		1,309,737		1,400,646		1,332,688		1,935,359		1,861,759		2,098,470		2,391,926		2,666,564		3,257,873
C000007586 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Value Fund (Class C Shares)
Accumulated Value		10,000			11,574		12,902		13,696		12,933		18,640		17,798		19,910		22,525		25,049		30,530
C000007584 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Value Fund (Class A Shares)
Accumulated Value		9,475			11,020		12,347		13,169		12,498		18,107		17,374		19,534		22,213		24,699		30,103
C000007642 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. GARP Equity Fund (Class A Shares)
Accumulated Value		9,474			11,473		14,015		15,004		17,278		24,195		19,970		25,287		34,208		39,282		47,344
C000007643 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. GARP Equity Fund (Class C Shares)
Accumulated Value		10,000			12,049		14,646		15,602		17,878		24,911		20,460		25,774		34,692		39,837		48,014
C000007641 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. GARP Equity Fund (Class I Shares)
Accumulated Value		1,000,000			1,214,042		1,486,863		1,595,804		1,842,164		2,586,125		2,140,018		2,716,843		3,684,195		4,241,057		5,119,890
C000070623 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. GARP Equity Fund (Class R2 Shares)
Accumulated Value		10,000			12,082		14,721		15,718		18,057		25,221		20,766		26,230		35,397		40,542		48,783
C000033529 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. GARP Equity Fund (Class R5 Shares)
Accumulated Value		10,000			12,165		14,922		16,038		18,542		26,069		21,606		27,466		37,303		43,007		51,999
C000162368 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. GARP Equity Fund (Class R6 Shares)
Accumulated Value		5,000,000			6,085,038		7,470,919		8,037,607		9,302,778		13,091,593		10,861,564		13,820,798		18,790,785		21,684,182		26,245,949
C000222263 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Sustainable Leaders Fund (Class R6 Shares)
Accumulated Value		5,000,000			5,997,698		6,726,863		7,411,529		8,142,399		11,482,575		9,864,377		11,672,664		14,944,108		16,684,626		19,337,085
C000007644 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Sustainable Leaders Fund (Class I Shares)
Accumulated Value		1,000,000			1,199,540		1,345,373		1,482,306		1,628,480		2,295,988		1,971,175		2,331,683		2,983,503		3,328,906		3,856,241
C000007646 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Sustainable Leaders Fund (Class C Shares)
Accumulated Value		10,000			11,902		13,250		14,491		15,798		22,108		18,842		22,117		28,092		31,264		36,124
C000007645 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Sustainable Leaders Fund (Class A Shares)
Accumulated Value		9,475			11,335		12,682		13,938		15,272		21,480		18,396		21,706		27,705		30,837		35,631
C000007895 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Mid Cap Equity Fund (Class A Shares)
Accumulated Value		9,475			11,046		12,415		13,647		13,947		20,542		17,139		19,487		21,724		24,286		27,826
C000081076 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Mid Cap Equity Fund (Class C Shares)
Accumulated Value		10,000			11,601		12,970		14,188		14,430		21,145		17,553		19,858		22,026		24,627		28,217
C000007650 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Mid Cap Equity Fund (Class I Shares)
Accumulated Value		1,000,000			1,169,901		1,318,509		1,452,961		1,488,943		2,198,321		1,838,542		2,095,778		2,341,803		2,624,811		3,014,779
C000136840 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Mid Cap Equity Fund (Class R2 Shares)
Accumulated Value		10,000			11,630		13,036		14,295		14,575		21,416		17,821		20,214		22,473		25,062		28,639
C000136841 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Mid Cap Equity Fund (Class R5 Shares)
Accumulated Value		10,000			11,711		13,216		14,586		14,968		22,136		18,541		21,165		23,686		26,586		30,580
C000136842 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Mid Cap Equity Fund (Class R6 Shares)
Accumulated Value		5,000,000			5,858,813		6,616,247		7,309,580		7,508,135		11,114,588		9,317,480		10,648,316		11,929,346		13,403,254		15,431,904
C000169974 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Small Cap Equity Fund (Class R6 Shares)
Accumulated Value		5,000,000			6,039,876		6,939,486		7,170,612		6,912,619		10,179,276		8,473,732		9,474,246		10,174,033		10,795,257		12,338,328
C000033531 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Small Cap Equity Fund (Class R5 Shares)
Accumulated Value		10,000			12,074		13,865		14,317		13,794		20,302		16,890		18,872		20,256		21,480		24,539
C000173556 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Small Cap Equity Fund (Class R4 Shares)
Accumulated Value		10,000			12,049		13,809		14,230		13,685		20,104		16,693		18,619		19,944		21,108		24,067
C000173555 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Small Cap Equity Fund (Class R3 Shares)
Accumulated Value		10,000			12,018		13,742		14,126		13,550		19,857		16,447		18,299		19,549		20,639		23,467
C000070625 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Small Cap Equity Fund (Class R2 Shares)
Accumulated Value		10,000			11,983		13,665		14,015		13,410		19,601		16,195		17,971		19,156		20,170		22,888
C000007651 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Small Cap Equity Fund (Class I Shares)
Accumulated Value		1,000,000			1,204,779		1,381,101		1,423,288		1,368,784		2,010,677		1,669,675		1,862,198		1,994,817		2,111,154		2,407,162
C000007655 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Small Cap Equity Fund (Class C Shares)
Accumulated Value		10,000			11,953		13,598		13,911		13,277		19,356		15,954		17,653		18,767		19,816		22,536
C000007653 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Small Cap Equity Fund (Class A Shares)
Accumulated Value		9,475			11,383		13,014		13,381		12,831		18,796		15,564		17,315		18,498		19,528		22,208
C000054337 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Small Company Fund (Class A Shares)
Accumulated Value		9,473			11,365		13,116		11,972		11,163		18,216		14,644		16,726		18,671		19,177		26,860
C000054338 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Small Company Fund (Class C Shares)
Accumulated Value		10,000			11,943		13,709		12,452		11,549		18,748		14,999		17,049		18,924		19,440		27,228
C000007656 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Small Company Fund (Class I Shares)
Accumulated Value		1,000,000			1,202,854		1,391,342		1,273,883		1,190,915		1,947,339		1,570,356		1,797,533		2,011,100		2,070,092		2,908,269
C000007657 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Small Company Fund (Class L Shares)
Accumulated Value		3,000,000			3,615,087		4,187,580		3,838,853		3,594,470		5,889,521		4,755,435		5,451,320		6,106,970		6,293,842		8,851,125
C000106052 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Small Company Fund (Class R2 Shares)
Accumulated Value		10,000			11,970		13,774		12,548		11,668		18,984		15,222		17,344		19,291		19,751		27,603
C000173557 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Small Company Fund (Class R3 Shares)
Accumulated Value		10,000			11,998		13,849		12,644		11,787		19,235		15,469		17,659		19,701		20,237		28,332
C000173558 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Small Company Fund (Class R4 Shares)
Accumulated Value		10,000			12,030		13,916		12,737		11,902		19,462		15,692		17,965		20,092		20,684		29,030
C000173220 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Small Company Fund (Class R5 Shares)
Accumulated Value		10,000			12,045		13,953		12,789		11,976		19,620		15,842		18,160		20,349		20,967		29,480
C000106053 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Small Company Fund (Class R6 Shares)
Accumulated Value		5,000,000			6,032,201		6,993,674		6,419,882		6,017,405		9,860,701		7,969,738		9,146,328		10,260,590		10,584,751		14,893,123
C000173224 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Value Advantage Fund (Class R6 Shares)
Accumulated Value		5,000,000			5,907,742		6,400,788		6,885,162		5,977,507		8,980,251		8,684,287		9,339,488		10,759,393		12,203,771		14,309,554
C000173223 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Value Advantage Fund (Class R5 Shares)
Accumulated Value		10,000			11,810		12,784		13,731		11,911		17,881		17,273		18,559		21,358		24,204		28,349
C000173222 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Value Advantage Fund (Class R4 Shares)
Accumulated Value		10,000			11,790		12,741		13,667		11,836		17,738		17,112		18,360		21,095		23,867		27,916
C000173221 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Value Advantage Fund (Class R3 Shares)
Accumulated Value		10,000			11,755		12,675		13,562		11,718		17,513		16,851		18,036		20,671		23,330		27,219
C000190878 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Value Advantage Fund (Class R2 Shares)
Accumulated Value		10,000			11,730		12,610		13,462		11,602		17,299		16,604		17,724		20,265		22,815		26,549
C000007659 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Value Advantage Fund (Class L Shares)
Accumulated Value		3,000,000			3,544,965		3,837,724		4,123,361		3,576,446		5,368,365		5,186,536		5,572,575		6,411,640		7,267,176		8,511,478
C000007658 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Value Advantage Fund (Class I Shares)
Accumulated Value		1,000,000			1,178,906		1,274,089		1,366,880		1,183,884		1,774,120		1,711,378		1,836,220		2,110,019		2,387,495		2,792,805
C000007661 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Value Advantage Fund (Class C Shares)
Accumulated Value		10,000			11,698		12,549		13,363		11,487		17,087		16,363		17,422		19,872		22,429		26,167
C000007660 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Value Advantage Fund (Class A Shares)
Accumulated Value		9,474			11,142		12,011		12,852		11,105		16,598		15,971		17,093		19,592		22,119		25,805
C000007811 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Large Cap Core Plus Fund (Class A Shares)
Accumulated Value		10,000			11,527		13,044		13,937		15,562		22,145		19,289		23,952		31,662		35,529		41,446
C000007812 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Large Cap Core Plus Fund (Class C Shares)
Accumulated Value		10,000			12,101		13,627		14,488		16,097		22,786		19,753		24,403		32,090		36,010		42,007
C000007809 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Large Cap Core Plus Fund (Class I Shares)
Accumulated Value		1,000,000			1,219,514		1,383,707		1,482,111		1,658,853		2,366,354		2,065,903		2,571,963		3,408,367		3,833,892		4,485,462
C000070626 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Large Cap Core Plus Fund (Class R2 Shares)
Accumulated Value		10,000			12,133		13,687		14,570		16,220		22,995		19,953		24,671		32,462		36,270		42,143
C000033532 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Large Cap Core Plus Fund (Class R5 Shares)
Accumulated Value		10,000			12,214		13,875		14,865		16,655		23,766		20,761		25,843		34,222		38,486		44,993
C000195233 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Large Cap Core Plus Fund (Class R6 Shares)
Accumulated Value		5,000,000			6,106,825		6,942,458		7,446,991		8,348,008		11,925,618		10,425,259		12,989,951		17,226,267		19,389,829		22,689,245
C000148425 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Income Fund (Class R6 Shares)
Accumulated Value		5,000,000			5,370,865		5,602,985		5,940,377		6,125,422		7,080,100		6,213,957		6,649,609		7,315,589		8,017,982		8,910,229
C000032436 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Income Fund (Class R5 Shares)
Accumulated Value		10,000			10,732		11,184		11,845		12,202		14,090		12,350		13,209		14,517		15,903		17,647
C000169480 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Income Fund (Class R4 Shares)
Accumulated Value		10,000			10,719		11,148		11,793		12,124		13,989		12,240		13,066		14,345		15,686		17,385
C000169479 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Income Fund (Class R3 Shares)
Accumulated Value		10,000			10,693		11,100		11,712		12,013		13,816		12,061		12,844		14,063		15,345		16,960
C000070627 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Income Fund (Class R2 Shares)
Accumulated Value		10,000			10,682		11,062		11,642		11,908		13,664		11,900		12,640		13,804		15,024		16,564
C000032435 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Income Fund (Class I Shares)
Accumulated Value		1,000,000			1,072,230		1,116,480		1,181,555		1,215,295		1,402,785		1,227,754		1,311,605		1,439,922		1,574,321		1,745,593
C000032434 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Income Fund (Class C Shares)
Accumulated Value		10,000			10,644		10,999		11,551		11,794		13,514		11,745		12,445		13,560		14,824		16,412
C000032433 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Income Fund (Class A Shares)
Accumulated Value		9,547			10,229		10,640		11,241		11,556		13,314		11,648		12,420		13,621		14,882		16,476
C000032449 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2030 Fund (Class A Shares)
Accumulated Value		9,550			10,811		11,648		12,327		12,497		15,671		13,380		14,698		16,497		18,187		20,571
C000032450 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2030 Fund (Class C Shares)
Accumulated Value		10,000			11,248		12,046		12,673		12,766		15,922		13,519		14,772		16,486		18,164		20,546
C000032451 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2030 Fund (Class I Shares)
Accumulated Value		1,000,000			1,133,421		1,222,656		1,296,307		1,315,636		1,653,678		1,414,233		1,555,970		1,749,874		1,933,520		2,190,628
C000070631 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2030 Fund (Class R2 Shares)
Accumulated Value		10,000			11,287		12,117		12,770		12,901		16,131		13,725		15,031		16,815		18,481		20,838
C000169485 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2030 Fund (Class R3 Shares)
Accumulated Value		10,000			11,307		12,163		12,859		13,020		16,314		13,922		15,280		17,145		18,889		21,347
C000169486 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2030 Fund (Class R4 Shares)
Accumulated Value		10,000			11,326		12,220		12,950		13,150		16,519		14,123		15,550		17,485		19,316		21,888
C000032452 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2030 Fund (Class R5 Shares)
Accumulated Value		10,000			11,351		12,263		13,009		13,227		16,640		14,256		15,714		17,691		19,575		22,219
C000148428 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2030 Fund (Class R6 Shares)
Accumulated Value		5,000,000			5,678,054		6,140,461		6,523,856		6,636,414		8,361,926		7,167,883		7,910,689		8,915,164		9,874,521		11,214,148
C000148429 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2040 Fund (Class R6 Shares)
Accumulated Value		5,000,000			5,816,355		6,357,989		6,712,906		6,784,277		9,238,058		7,808,202		8,873,942		10,323,400		11,619,623		13,602,098
C000032456 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2040 Fund (Class R5 Shares)
Accumulated Value		10,000			11,622		12,691		13,386		13,515		18,385		15,523		17,628		20,487		23,037		26,942
C000169487 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2040 Fund (Class R4 Shares)
Accumulated Value		10,000			11,598		12,646		13,323		13,433		18,238		15,378		17,439		20,239		22,721		26,535
C000169488 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2040 Fund (Class R3 Shares)
Accumulated Value		10,000			11,576		12,591		13,223		13,299		18,023		15,156		17,144		19,845		22,225		25,881
C000070632 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2040 Fund (Class R2 Shares)
Accumulated Value		10,000			11,557		12,545		13,145		13,185		17,816		14,949		16,867		19,475		21,750		25,279
C000032455 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2040 Fund (Class I Shares)
Accumulated Value		1,000,000			1,160,549		1,265,527		1,333,391		1,344,956		1,825,971		1,539,534		1,745,613		2,025,809		2,274,289		2,656,013
C000032454 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2040 Fund (Class C Shares)
Accumulated Value		10,000			11,518		12,468		13,040		13,051		17,586		14,722		16,559		19,074		21,370		24,916
C000032453 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2040 Fund (Class A Shares)
Accumulated Value		9,552			11,074		12,061		12,683		12,766		17,315		14,576		16,488		19,099		21,399		24,949
C000050048 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2025 Fund (Class A Shares)
Accumulated Value		9,548			10,638		11,312		11,968		12,233		14,810		12,780		13,776		15,209		16,625		18,444
C000050049 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2025 Fund (Class C Shares)
Accumulated Value		10,000			11,079		11,704		12,313		12,512		15,063		12,920		13,849		15,201		16,616		18,434
C000050050 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2025 Fund (Class I Shares)
Accumulated Value		1,000,000			1,115,633		1,187,833		1,259,226		1,289,078		1,563,047		1,350,650		1,459,629		1,613,962		1,767,943		1,964,996
C000070633 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2025 Fund (Class R2 Shares)
Accumulated Value		10,000			11,113		11,768		12,406		12,637		15,251		13,113		14,097		15,513		16,902		18,694
C000169489 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2025 Fund (Class R3 Shares)
Accumulated Value		10,000			11,131		11,815		12,490		12,749		15,426		13,298		14,326		15,810		17,268		19,147
C000169490 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2025 Fund (Class R4 Shares)
Accumulated Value		10,000			11,154		11,867		12,573		12,871		15,608		13,489		14,570		16,121		17,657		19,627
C000050051 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2025 Fund (Class R5 Shares)
Accumulated Value		10,000			11,169		11,905		12,635		12,952		15,735		13,611		14,731		16,313		17,888		19,920
C000148430 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2025 Fund (Class R6 Shares)
Accumulated Value		5,000,000			5,592,558		5,963,987		6,335,956		6,501,586		7,906,301		6,846,826		7,419,566		8,224,561		9,027,835		10,058,235
C000148431 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2035 Fund (Class R6 Shares)
Accumulated Value		5,000,000			5,748,719		6,241,822		6,597,328		6,699,802		8,868,258		7,543,690		8,456,844		9,720,279		10,873,859		12,550,700
C000050055 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2035 Fund (Class R5 Shares)
Accumulated Value		10,000			11,487		12,453		13,149		13,346		17,649		14,996		16,800		19,282		21,551		24,851
C000169492 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2035 Fund (Class R4 Shares)
Accumulated Value		10,000			11,465		12,420		13,092		13,262		17,516		14,864		16,627		19,051		21,270		24,490
C000169491 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2035 Fund (Class R3 Shares)
Accumulated Value		10,000			11,435		12,355		12,990		13,129		17,300		14,637		16,324		18,670		20,783		23,871
C000070634 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2035 Fund (Class R2 Shares)
Accumulated Value		10,000			11,423		12,313		12,916		13,019		17,111		14,442		16,075		18,327		20,353		23,320
C000050054 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2035 Fund (Class I Shares)
Accumulated Value		1,000,000			1,146,768		1,242,493		1,310,400		1,327,518		1,753,833		1,487,410		1,663,980		1,907,047		2,127,744		2,450,580
C000050053 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2035 Fund (Class C Shares)
Accumulated Value		10,000			11,389		12,241		12,817		12,888		16,899		14,227		15,793		17,970		20,006		22,993
C000050052 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2035 Fund (Class A Shares)
Accumulated Value		9,549			10,942		11,836		12,459		12,602		16,619		14,072		15,714		17,970		20,017		23,006
C000050059 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2045 Fund (Class A Shares)
Accumulated Value		9,549			11,082		12,083		12,707		12,722		17,652		14,808		16,914		19,778		22,247		26,196
C000050056 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2045 Fund (Class C Shares)
Accumulated Value		10,000			11,527		12,494		13,065		13,000		17,939		14,961		16,992		19,753		22,229		26,175
C000050057 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2045 Fund (Class I Shares)
Accumulated Value		1,000,000			1,161,720		1,268,649		1,336,200		1,340,037		1,862,295		1,564,190		1,790,494		2,097,387		2,363,770		2,788,991
C000070635 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2045 Fund (Class R2 Shares)
Accumulated Value		10,000			11,573		12,573		13,171		13,139		18,179		15,188		17,303		20,166		22,617		26,544
C000169493 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2045 Fund (Class R3 Shares)
Accumulated Value		10,000			11,587		12,618		13,255		13,260		18,385		15,407		17,592		20,553		23,102		27,185
C000169494 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2045 Fund (Class R4 Shares)
Accumulated Value		10,000			11,608		12,676		13,344		13,382		18,603		15,626		17,884		20,949		23,617		27,859
C000050058 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2045 Fund (Class R5 Shares)
Accumulated Value		10,000			11,636		12,721		13,414		13,471		18,752		15,778		18,082		21,216		23,950		28,295
C000148432 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2045 Fund (Class R6 Shares)
Accumulated Value		5,000,000			5,820,605		6,369,951		6,726,917		6,759,166		9,419,403		7,932,433		9,102,660		10,690,645		12,079,492		14,285,008
C000148433 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2050 Fund (Class R6 Shares)
Accumulated Value		5,000,000			5,817,129		6,369,353		6,722,897		6,757,438		9,417,257		7,915,007		9,104,212		10,745,265		12,168,744		14,508,681
C000050063 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2050 Fund (Class R5 Shares)
Accumulated Value		10,000			11,618		12,708		13,401		13,456		18,737		15,731		18,071		21,312		24,115		28,718
C000169496 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2050 Fund (Class R4 Shares)
Accumulated Value		10,000			11,609		12,676		13,344		13,380		18,596		15,592		17,890		21,060		23,792		28,301
C000169495 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2050 Fund (Class R3 Shares)
Accumulated Value		10,000			11,576		12,608		13,246		13,248		18,367		15,362		17,581		20,648		23,271		27,602
C000070636 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2050 Fund (Class R2 Shares)
Accumulated Value		10,000			11,562		12,564		13,162		13,129		18,161		15,148		17,299		20,264		22,780		26,955
C000050062 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2050 Fund (Class I Shares)
Accumulated Value		1,000,000			1,160,621		1,268,255		1,335,850		1,339,513		1,861,812		1,560,824		1,791,225		2,108,025		2,382,145		2,833,557
C000050061 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2050 Fund (Class C Shares)
Accumulated Value		10,000			11,523		12,493		13,059		12,998		17,934		14,924		16,993		19,856		22,401		26,593
C000050060 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2050 Fund (Class A Shares)
Accumulated Value		9,548			11,077		12,079		12,704		12,717		17,648		14,768		16,912		19,876		22,413		26,609
C000109814 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2055 Fund (Class A Shares)
Accumulated Value		9,550			11,074		12,072		12,697		12,713		17,645		14,779		16,924		19,874		22,416		26,611
C000109815 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2055 Fund (Class C Shares)
Accumulated Value		10,000			11,520		12,483		13,053		12,998		17,933		14,931		17,000		19,858		22,397		26,589
C000109816 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2055 Fund (Class I Shares)
Accumulated Value		1,000,000			1,160,476		1,267,198		1,334,779		1,339,315		1,861,424		1,561,722		1,791,656		2,108,419		2,383,059		2,833,940
C000109817 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2055 Fund (Class R2 Shares)
Accumulated Value		10,000			11,562		12,553		13,156		13,132		18,160		15,158		17,304		20,265		22,782		26,963
C000169497 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2055 Fund (Class R3 Shares)
Accumulated Value		10,000			11,579		12,605		13,242		13,254		18,376		15,378		17,595		20,656		23,286		27,620
C000169498 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2055 Fund (Class R4 Shares)
Accumulated Value		10,000			11,604		12,662		13,337		13,381		18,598		15,601		17,893		21,060		23,802		28,303
C000109818 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2055 Fund (Class R5 Shares)
Accumulated Value		10,000			11,623		12,705		13,399		13,463		18,740		15,748		18,088		21,321		24,126		28,737
C000148434 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2055 Fund (Class R6 Shares)
Accumulated Value		5,000,000			5,816,082		6,361,321		6,717,750		6,756,438		9,413,057		7,917,813		9,105,432		10,740,979		12,172,416		14,509,723
C000115301 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend Income Fund (Class R6 Shares)
Accumulated Value		5,000,000			5,348,577		5,581,295		5,910,792		6,115,269		7,052,075		6,200,604		6,618,435		7,252,010		8,011,467		9,020,621
C000115300 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend Income Fund (Class R5 Shares)
Accumulated Value		10,000			10,694		11,144		11,790		12,185		14,038		12,329		13,146		14,389		15,884		17,864
C000186784 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend Income Fund (Class R4 Shares)
Accumulated Value		10,000			10,668		11,106		11,735		12,107		13,925		12,213		13,004		14,214		15,667		17,590
C000186783 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend Income Fund (Class R3 Shares)
Accumulated Value		10,000			10,642		11,047		11,642		11,981		13,743		12,028		12,769		13,926		15,308		17,144
C000115299 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend Income Fund (Class R2 Shares)
Accumulated Value		10,000			10,618		10,998		11,562		11,872		13,584		11,857		12,558		13,665		14,979		16,741
C000115298 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend Income Fund (Class I Shares)
Accumulated Value		1,000,000			1,067,029		1,110,668		1,173,672		1,211,071		1,392,477		1,221,944		1,300,452		1,422,016		1,567,329		1,759,485
C000115304 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2055 Fund (Class I Shares)
Accumulated Value		1,000,000			1,152,758		1,255,648		1,325,587		1,323,539		1,815,004		1,533,248		1,757,401		2,043,340		2,334,519		2,875,801
C000115305 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2055 Fund (Class R2 Shares)
Accumulated Value		10,000			11,470		12,431		13,065		12,976		17,706		14,882		16,971		19,631		22,315		27,359
C000186785 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2055 Fund (Class R3 Shares)
Accumulated Value		10,000			11,493		12,488		13,160		13,107		17,929		15,103		17,262		20,025		22,821		28,047
C000186786 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2055 Fund (Class R4 Shares)
Accumulated Value		10,000			11,521		12,551		13,257		13,237		18,155		15,334		17,575		20,431		23,346		28,762
C000115306 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2055 Fund (Class R5 Shares)
Accumulated Value		10,000			11,549		12,594		13,321		13,321		18,295		15,477		17,768		20,688		23,670		29,203
C000115307 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2055 Fund (Class R6 Shares)
Accumulated Value		5,000,000			5,777,161		6,310,406		6,680,889		6,687,982		9,191,796		7,784,314		8,944,621		10,426,997		11,940,347		14,749,137
C000115337 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2025 Fund (Class R6 Shares)
Accumulated Value		5,000,000			5,558,214		5,921,499		6,285,623		6,473,016		7,862,406		6,818,517		7,377,511		8,146,296		9,020,473		10,192,019
C000115336 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2025 Fund (Class R5 Shares)
Accumulated Value		10,000			11,107		11,823		12,538		12,892		15,644		13,552		14,653		16,161		17,877		20,193
C000186790 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2025 Fund (Class R4 Shares)
Accumulated Value		10,000			11,094		11,785		12,480		12,819		15,529		13,437		14,502		15,974		17,639		19,885
C000186789 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2025 Fund (Class R3 Shares)
Accumulated Value		10,000			11,066		11,724		12,386		12,690		15,332		13,231		14,248		15,652		17,246		19,392
C000115335 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2025 Fund (Class R2 Shares)
Accumulated Value		10,000			11,035		11,666		12,294		12,566		15,147		13,034		13,999		15,341		16,861		18,914
C000115334 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2025 Fund (Class I Shares)
Accumulated Value		1,000,000			1,108,959		1,178,511		1,247,908		1,281,283		1,552,732		1,343,394		1,449,430		1,596,930		1,764,069		1,988,470
C000115340 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2030 Fund (Class I Shares)
Accumulated Value		1,000,000			1,127,669		1,210,231		1,279,980		1,308,058		1,642,352		1,406,617		1,545,367		1,728,629		1,929,609		2,228,926
C000115341 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2030 Fund (Class R2 Shares)
Accumulated Value		10,000			11,220		11,982		12,610		12,817		16,015		13,648		14,920		16,604		18,442		21,199
C000186791 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2030 Fund (Class R3 Shares)
Accumulated Value		10,000			11,248		12,041		12,703		12,942		16,213		13,849		15,179		16,934		18,856		21,731
C000186792 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2030 Fund (Class R4 Shares)
Accumulated Value		10,000			11,276		12,102		12,798		13,072		16,415		14,060		15,450		17,279		19,290		22,285
C000115342 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2030 Fund (Class R5 Shares)
Accumulated Value		10,000			11,294		12,141		12,861		13,156		16,548		14,190		15,616		17,495		19,558		22,628
C000115343 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2030 Fund (Class R6 Shares)
Accumulated Value		5,000,000			5,651,496		6,079,920		6,446,550		6,601,459		8,311,435		7,137,573		7,859,532		8,811,769		9,863,760		11,419,712
C000115349 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2035 Fund (Class R6 Shares)
Accumulated Value		5,000,000			5,715,631		6,192,920		6,564,077		6,656,644		8,704,342		7,435,083		8,330,449		9,479,148		10,702,284		12,691,142
C000115348 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2035 Fund (Class R5 Shares)
Accumulated Value		10,000			11,421		12,364		13,093		13,263		17,320		14,785		16,549		18,813		21,213		25,137
C000186793 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2035 Fund (Class R4 Shares)
Accumulated Value		10,000			11,404		12,327		13,034		13,183		17,187		14,649		16,373		18,586		20,925		24,754
C000186794 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2035 Fund (Class R3 Shares)
Accumulated Value		10,000			11,375		12,262		12,933		13,048		16,972		14,429		16,090		18,214		20,460		24,141
C000115347 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2035 Fund (Class R2 Shares)
Accumulated Value		10,000			11,342		12,198		12,833		12,913		16,758		14,215		15,802		17,852		19,996		23,539
C000115346 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2035 Fund (Class I Shares)
Accumulated Value		1,000,000			1,139,922		1,232,153		1,302,753		1,317,648		1,718,545		1,464,575		1,637,163		1,858,187		2,091,915		2,475,007
C000115355 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2040 Fund (Class R6 Shares)
Accumulated Value		5,000,000			5,781,228		6,309,247		6,683,827		6,733,100		9,042,651		7,684,958		8,724,628		10,042,118		11,412,829		13,784,880
C000115352 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2040 Fund (Class I Shares)
Accumulated Value		1,000,000			1,153,509		1,255,838		1,326,437		1,332,766		1,786,183		1,513,714		1,713,773		1,967,777		2,231,529		2,688,035
C000115353 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2040 Fund (Class R2 Shares)
Accumulated Value		10,000			11,478		12,434		13,071		13,069		17,426		14,693		16,552		18,913		21,334		25,573
C000186795 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2040 Fund (Class R3 Shares)
Accumulated Value		10,000			11,506		12,492		13,170		13,195		17,637		14,913		16,843		19,290		21,819		26,218
C000186796 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2040 Fund (Class R4 Shares)
Accumulated Value		10,000			11,535		12,559		13,266		13,329		17,862		15,136		17,142		19,679		22,317		26,881
C000115354 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2040 Fund (Class R5 Shares)
Accumulated Value		10,000			11,552		12,596		13,325		13,414		17,998		15,280		17,323		19,925		22,623		27,293
C000115361 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2045 Fund (Class R6 Shares)
Accumulated Value		5,000,000			5,782,254		6,318,475		6,689,112		6,690,246		9,192,277		7,783,599		8,923,266		10,359,247		11,827,175		14,465,772
C000115360 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2045 Fund (Class R5 Shares)
Accumulated Value		10,000			11,549		12,610		13,332		13,326		18,295		15,469		17,717		20,551		23,443		28,641
C000186798 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2045 Fund (Class R4 Shares)
Accumulated Value		10,000			11,533		12,568		13,274		13,247		18,154		15,331		17,531		20,306		23,126		28,216
C000186797 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2045 Fund (Class R3 Shares)
Accumulated Value		10,000			11,504		12,511		13,176		13,114		17,931		15,105		17,230		19,905		22,614		27,520
C000115359 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2045 Fund (Class R2 Shares)
Accumulated Value		10,000			11,476		12,448		13,080		12,985		17,708		14,881		16,932		19,511		22,111		26,834
C000115358 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2045 Fund (Class I Shares)
Accumulated Value		1,000,000			1,153,343		1,257,302		1,327,466		1,324,215		1,815,144		1,532,873		1,753,376		2,030,548		2,312,738		2,821,300
C000115364 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2050 Fund (Class I Shares)
Accumulated Value		1,000,000			1,154,297		1,258,228		1,328,684		1,328,294		1,821,632		1,537,114		1,762,031		2,047,796		2,340,476		2,884,359
C000115365 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2050 Fund (Class R2 Shares)
Accumulated Value		10,000			11,480		12,450		13,087		13,016		17,761		14,913		17,010		19,671		22,367		27,428
C000186799 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2050 Fund (Class R3 Shares)
Accumulated Value		10,000			11,514		12,520		13,193		13,158		17,995		15,145		17,316		20,076		22,885		28,130
C000186800 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2050 Fund (Class R4 Shares)
Accumulated Value		10,000			11,542		12,582		13,289		13,285		18,214		15,373		17,618		20,480		23,403		28,837
C000115366 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2050 Fund (Class R5 Shares)
Accumulated Value		10,000			11,558		12,614		13,346		13,361		18,347		15,508		17,799		20,719		23,719		29,268
C000115367 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2050 Fund (Class R6 Shares)
Accumulated Value		5,000,000			5,784,509		6,320,227		6,690,193		6,708,073		9,218,819		7,800,584		8,961,406		10,442,955		11,965,378		14,781,448
C000133815 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Hedged Equity Fund (Class R6 Shares)
Accumulated Value		5,000,000			5,700,611		6,142,591		6,498,609		7,122,439		8,539,638		8,066,568		9,315,365		10,617,398		11,386,834		12,009,913
C000133814 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Hedged Equity Fund (Class R5 Shares)
Accumulated Value		10,000			11,402		12,274		12,977		14,203		17,013		16,054		18,522		21,084		22,586		23,795
C000133813 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Hedged Equity Fund (Class I Shares)
Accumulated Value		1,000,000			1,137,836		1,223,409		1,290,646		1,410,734		1,688,122		1,590,415		1,831,865		2,082,691		2,227,784		2,343,968
C000133812 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Hedged Equity Fund (Class C Shares)
Accumulated Value		10,000			11,293		12,053		12,627		13,693		16,262		15,207		17,384		19,612		20,931		21,963
C000133811 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Hedged Equity Fund (Class A Shares)
Accumulated Value		9,475			10,751		11,527		12,136		13,232		15,787		14,840		17,051		19,333		20,633		21,650
C000172118 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2060 Fund (Class A Shares)
Accumulated Value	$ 9,548		$ 10,702			$ 11,680		$ 12,295		$ 12,299		$ 17,059		$ 14,289		$ 16,365		$ 19,232		$ 21,687		$ 25,756
C000172119 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2060 Fund (Class C Shares)
Accumulated Value	10,000		11,154			12,097		12,660		12,588		17,362		14,459		16,469		19,243		21,678		25,745
C000172120 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2060 Fund (Class I Shares)
Accumulated Value	1,000,000		1,122,194			1,225,853		1,293,018		1,295,541		1,800,635		1,510,391		1,732,983		2,040,782		2,305,941		2,742,334
C000172122 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2060 Fund (Class R2 Shares)
Accumulated Value	10,000		11,184			12,156		12,753		12,703		17,574		14,670		16,751		19,617		22,056		26,103
C000172123 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2060 Fund (Class R3 Shares)
Accumulated Value	10,000		11,332			12,344		12,984		12,976		17,990		15,050		17,234		20,229		22,801		27,055
C000172124 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2060 Fund (Class R4 Shares)
Accumulated Value	10,000		11,359			12,404		13,082		13,098		18,203		15,274		17,521		20,632		23,311		27,727
C000172121 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2060 Fund (Class R5 Shares)
Accumulated Value	10,000		11,227			12,287		12,974		13,009		18,115		15,212		17,489		20,618		23,337		27,793
C000172125 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2060 Fund (Class R6 Shares)
Accumulated Value	5,000,000		5,622,803			6,158,003		6,508,188		6,535,171		9,104,582		7,655,447		8,807,857		10,393,104		11,776,015		14,041,694
C000172130 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2060 Fund (Class R6 Shares)
Accumulated Value	5,000,000		5,576,789			6,103,519		6,475,437		6,477,715		8,893,211		7,537,565		8,664,224		10,102,068		11,577,729		14,303,234
C000172129 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2060 Fund (Class R5 Shares)
Accumulated Value	10,000		11,147			12,190		12,916		12,908		17,707		14,991		17,216		20,049		22,959		28,329
C000186802 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2060 Fund (Class R4 Shares)
Accumulated Value	10,000		10,075			10,995		11,633		11,614		15,903		13,442		15,412		17,919		20,489		25,248
C000186801 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2060 Fund (Class R3 Shares)
Accumulated Value	10,000		10,073			10,965		11,569		11,516		15,738		13,271		15,179		17,605		20,074		24,672
C000172128 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2060 Fund (Class R2 Shares)
Accumulated Value	10,000		11,086			12,042		12,679		12,585		17,155		14,430		16,464		19,049		21,671		26,571
C000172127 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2060 Fund (Class I Shares)
Accumulated Value	1,000,000		1,113,081			1,215,213		1,286,105		1,283,712		1,757,736		1,486,672		1,704,509		1,981,504		2,265,109		2,792,075
Standard And Poor S 500 C000007405 Index [Member]
Account Value [Line Items]
Accumulated Value		3,000,000			3,536,883		4,045,278		4,466,692		4,801,919		6,760,822		6,043,107		7,227,196		9,001,915		10,366,934		12,681,352
Diversified Composite Benchmark C000195232 [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,909,785		6,565,020		7,000,503		7,401,959		9,038,051		7,905,198		8,741,728		9,874,139		11,079,852		12,650,855
MSCI World C000195232 Index net total return [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,909,785		6,565,020		6,980,631		7,179,112		9,982,146		8,550,909		10,133,718		12,179,940		14,160,184		17,181,587
Diversified Composite Benchmark C000007575 [Member]
Account Value [Line Items]
Accumulated Value		3,000,000			3,545,871		3,939,012		4,200,302		4,441,175		5,422,831		4,743,119		5,245,037		5,924,483		6,647,911		7,590,513
MSCI World C000007575 Index net total return [Member]
Account Value [Line Items]
Accumulated Value		3,000,000			3,545,871		3,939,012		4,188,378		4,307,467		5,989,288		5,130,546		6,080,231		7,307,964		8,496,110		10,308,952
Diversified Composite Benchmark C000007574 [Member]
Account Value [Line Items]
Accumulated Value		1,000,000			1,181,957		1,313,004		1,400,101		1,480,392		1,807,610		1,581,040		1,748,346		1,974,828		2,215,970		2,530,171
MSCI World C000007574 Index net total return [Member]
Account Value [Line Items]
Accumulated Value		1,000,000			1,181,957		1,313,004		1,396,126		1,435,822		1,996,429		1,710,182		2,026,744		2,435,988		2,832,037		3,436,317
Diversified Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Diversified Composite Benchmark
Accumulated Value		10,000			11,820		13,130		14,001		14,804		18,076		15,810		17,483		19,748		22,160		25,302
MSCI World Index net total return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI World Index (net total return)
Accumulated Value		10,000			11,820		13,130		13,961		14,358		19,964		17,102		20,267		24,360		28,320		34,363
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000 Index
Accumulated Value		10,000			12,460		14,649		14,164		13,226		21,429		16,029		18,002		19,812		21,334		30,034
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index
Accumulated Value		10,000			11,851		13,602		14,824		15,792		22,767		19,610		23,327		28,722		33,115		40,673
Russell 2000 C000200711 Index [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			6,230,031		7,324,395		7,082,003		6,612,813		10,714,456		8,014,679		9,001,026		9,906,185		10,667,098		15,017,020
Russell 2000 C000007579 Index [Member]
Account Value [Line Items]
Accumulated Value		1,000,000			1,246,006		1,464,879		1,416,401		1,322,563		2,142,891		1,602,936		1,800,205		1,981,237		2,133,420		3,003,404
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000 Index
Accumulated Value		10,000			11,803		13,519		14,873		15,986		22,871		19,891		23,742		29,411		34,018		41,510
Russell 1000 C000007641 Index [Member]
Account Value [Line Items]
Accumulated Value		1,000,000			1,180,297		1,351,879		1,487,326		1,598,589		2,287,141		1,989,056		2,374,206		2,941,105		3,401,813		4,151,019
Russell 1000 C000162368 Index [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,901,487		6,759,394		7,436,631		7,992,944		11,435,706		9,945,280		11,871,028		14,705,526		17,009,066		20,755,095
Russell 3000 C000007650 Index [Member]
Account Value [Line Items]
Accumulated Value		1,000,000			1,185,096		1,360,230		1,482,413		1,579,207		2,276,655		1,961,026		2,332,712		2,872,153		3,311,472		4,067,266
Russell 3000 C000136842 Index [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,925,478		6,801,152		7,412,064		7,896,036		11,383,277		9,805,132		11,663,562		14,360,766		16,557,359		20,336,331
Russell 3000 C000007657 Index [Member]
Account Value [Line Items]
Accumulated Value		3,000,000			3,555,287		4,080,691		4,447,238		4,737,621		6,829,966		5,883,079		6,998,137		8,616,460		9,934,415		12,201,799
Russell 2000 C000007657 Index [Member]
Account Value [Line Items]
Accumulated Value		3,000,000			3,738,019		4,394,637		4,249,202		3,967,688		6,428,673		4,808,807		5,400,616		5,943,711		6,400,259		9,010,212
JPM SmartRetirement Income Composite Benchmark C000148425 [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,356,075		5,583,361		5,966,833		6,221,696		7,095,556		6,264,252		6,717,996		7,379,759		8,121,906		9,116,812
JPM SmartRetirement Income Composite Benchmark C000032435 [Member]
Account Value [Line Items]
Accumulated Value		1,000,000			1,071,215		1,116,672		1,193,367		1,244,339		1,419,111		1,252,850		1,343,599		1,475,952		1,624,381		1,823,362
JPM SmartRetirement Income Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPM SmartRetirement Income Composite Benchmark
Accumulated Value		10,000			10,712		11,167		11,934		12,443		14,191		12,529		13,436		14,760		16,244		18,234
MSCI ACWI C000169485 Index net total return [Member]
Account Value [Line Items]
Accumulated Value																							34,951
MSCI ACWI Index net total return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI Index (net total return)
Accumulated Value	1,000,000	1,000,000	1,133,104		1,181,957	1,258,734	1,313,004	1,338,421	1,396,126	1,376,476	1,435,822	1,913,912	1,996,429	1,639,496	1,710,182	1,942,973	2,026,744	2,335,302	2,435,988	2,714,981	2,832,037	3,294,285	3,436,317
S And P Target Date 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2030 Index
Accumulated Value		1,000,000			1,125,522		1,220,835		1,288,640		1,326,210		1,667,219		1,463,079		1,618,618		1,810,740		2,016,545		2,327,886
MSCI ACWI C000148428 Index net total return [Member]
Account Value [Line Items]
Accumulated Value																							17,475,256
MSCI ACWI C000032451 Index net total return [Member]
Account Value [Line Items]
Accumulated Value																							3,495,051
JPM SmartRetirement 2030 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPM SmartRetirement 2030 Composite Benchmark
Accumulated Value		10,000			11,320		12,179		13,031		13,374		16,642		14,379		15,885		17,844		19,908		22,992
JPM SmartRetirement 2030 Composite Benchmark C000032451 [Member]
Account Value [Line Items]
Accumulated Value		1,000,000			1,131,990		1,217,919		1,303,069		1,337,408		1,664,191		1,437,919		1,588,517		1,784,393		1,990,831		2,299,169
JPM SmartRetirement 2030 Composite Benchmark C000148428 [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,659,951		6,089,596		6,515,343		6,687,040		8,320,957		7,189,593		7,942,584		8,921,963		9,954,156		11,495,844
JPM SmartRetirement 2040 Composite Benchmark C000148429 [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,791,059		6,328,851		6,749,916		6,846,778		9,086,448		7,772,424		8,849,051		10,221,172		11,594,704		13,944,793
JPM SmartRetirement 2040 Composite Benchmark C000032455 [Member]
Account Value [Line Items]
Accumulated Value		1,000,000			1,158,212		1,265,770		1,349,983		1,369,356		1,817,290		1,554,485		1,769,810		2,044,234		2,318,941		2,788,959
JPM SmartRetirement 2040 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPM SmartRetirement 2040 Composite Benchmark
Accumulated Value		10,000			11,582		12,658		13,500		13,694		18,173		15,545		17,698		20,442		23,189		27,890
S And P Target Date 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2040 Index
Accumulated Value		1,000,000			1,147,661		1,264,688		1,331,175		1,351,960		1,805,733		1,557,341		1,774,145		2,041,784		2,312,994		2,772,232
S And P Target Date 2025 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2025 Index
Accumulated Value		1,000,000			1,112,637		1,194,749		1,262,811		1,308,999		1,592,678		1,411,169		1,537,446		1,695,882		1,874,282		2,126,895
Bloomberg US Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Aggregate Index
Accumulated Value		1,000,000			996,852		992,896		1,071,029		1,164,629		1,160,751		1,041,285		1,031,521		1,058,656		1,122,983		1,165,554
JPM SmartRetirement 2025 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPM SmartRetirement 2025 Composite Benchmark
Accumulated Value		10,000			11,137		11,862		12,701		13,149		15,775		13,759		14,937		16,520		18,227		20,533
JPM SmartRetirement 2025 Composite Benchmark C000148430 [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,568,670		5,930,886		6,350,661		6,574,725		7,887,622		6,879,277		7,468,290		8,260,096		9,113,314		10,266,700
JPM SmartRetirement 2025 Composite Benchmark C000050050 [Member]
Account Value [Line Items]
Accumulated Value		1,000,000			1,113,734		1,186,177		1,270,132		1,314,945		1,577,524		1,375,855		1,493,658		1,652,019		1,822,663		2,053,340
JPM SmartRetirement 2035 Composite Benchmark C000050054 [Member]
Account Value [Line Items]
Accumulated Value		1,000,000			1,145,313		1,242,387		1,327,237		1,356,913		1,750,341		1,504,021		1,689,875		1,927,818		2,170,725		2,563,458
JPM SmartRetirement 2035 Composite Benchmark C000148431 [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,726,565		6,211,936		6,636,183		6,784,566		8,751,707		7,520,105		8,449,376		9,639,088		10,853,626		12,817,292
JPM SmartRetirement 2035 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPM SmartRetirement 2035 Composite Benchmark
Accumulated Value		10,000			11,453		12,424		13,272		13,569		17,503		15,040		16,899		19,278		21,707		25,635
S And P Target Date 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2035 Index
Accumulated Value		1,000,000			1,138,459		1,246,324		1,313,098		1,340,983		1,747,930		1,518,091		1,705,927		1,937,614		2,177,934		2,562,464
S And P Target Date 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2045 Index
Accumulated Value		1,000,000			1,155,187		1,277,052		1,342,818		1,358,892		1,841,406		1,580,805		1,818,628		2,109,142		2,403,758		2,918,596
JPM SmartRetirement 2045 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPM SmartRetirement 2045 Composite Benchmark
Accumulated Value		10,000			11,594		12,693		13,533		13,636		18,548		15,819		18,191		21,213		24,200		29,501
JPM SmartRetirement 2045 Composite Benchmark C000148432 [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,797,214		6,346,657		6,766,546		6,818,111		9,273,845		7,909,272		9,095,642		10,606,390		12,100,058		14,750,414
JPM SmartRetirement 2045 Composite Benchmark C000050057 [Member]
Account Value [Line Items]
Accumulated Value		1,000,000			1,159,443		1,269,331		1,353,309		1,363,622		1,854,769		1,581,854		1,819,128		2,121,278		2,420,012		2,950,083
JPM SmartRetirement 2050 Composite Benchmark C000148433 [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,797,214		6,346,657		6,766,546		6,818,111		9,273,845		7,900,466		9,109,194		10,673,730		12,218,193		15,035,525
JPM SmartRetirement 2050 Composite Benchmark C000050062 [Member]
Account Value [Line Items]
Accumulated Value		1,000,000			1,159,443		1,269,331		1,353,309		1,363,622		1,854,769		1,580,093		1,821,839		2,134,746		2,443,639		3,007,105
JPM SmartRetirement 2050 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPM SmartRetirement 2050 Composite Benchmark
Accumulated Value		10,000			11,594		12,693		13,533		13,636		18,548		15,801		18,218		18,218		24,436		30,071
S And P Target Date 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2050 Index
Accumulated Value		1,000,000			1,162,360		1,288,513		1,353,426		1,367,629		1,866,705		1,599,250		1,847,271		2,152,841		2,456,378		3,000,112
S And P Target Date 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2055 Index
Accumulated Value		1,000,000			1,167,177		1,295,133		1,360,244		1,372,312		1,880,201		1,609,550		1,861,208		2,169,650		2,481,527		3,042,645
JPM SmartRetirement 2055 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPM SmartRetirement 2055 Composite Benchmark
Accumulated Value		10,000			11,594		12,693		13,533		13,636		18,548		15,801		18,218		21,347		24,436		30,071
JPM SmartRetirement 2055 Composite Benchmark C000148434 [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,797,214		6,346,657		6,766,546		6,818,111		9,273,845		7,900,466		9,109,194		10,673,730		12,218,193		15,035,525
JPM SmartRetirement 2055 Composite Benchmark C000109816 [Member]
Account Value [Line Items]
Accumulated Value		1,000,000			1,159,443		1,269,331		1,353,309		1,363,622		1,854,769		1,580,093		1,821,839		2,134,746		2,443,639		3,007,105
JPM SmartRetirement Blend Income Composite Benchmark C000115301 [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,352,492		5,580,613		5,964,008		6,237,993		7,114,142		6,280,661		6,735,593		7,399,090		8,143,180		9,140,692
JPM SmartRetirement Blend Income Composite Benchmark C000115299 [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,705		11,161		11,928		12,476		14,228		12,561		13,471		14,798		16,286		18,281
JPM SmartRetirement Blend Income Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPM SmartRetirement Blend Income Composite Benchmark
Accumulated Value		1,000,000			1,070,498		1,116,123		1,192,802		1,247,599		1,422,828		1,256,132		1,347,119		1,479,818		1,628,636		1,828,138
S And P Target Date Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Target Date Retirement Income Index
Accumulated Value		1,000,000			1,049,492		1,093,848		1,158,436		1,220,968		1,356,760		1,224,503		1,296,381		1,403,163		1,531,065		1,684,478
S And P Target Date Retirement Income C000115301 Index [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,247,458		5,469,242		5,792,182		6,104,838		6,783,798		6,122,515		6,481,904		7,015,815		7,655,325		8,422,391
Bloomberg US Aggregate C000115301 Index [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			4,984,262		4,964,479		5,355,145		5,823,143		5,803,756		5,206,425		5,157,603		5,293,282		5,614,914		5,827,772
S And P Target Date Retirement Income C000115299 Index [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,495		10,938		11,584		12,210		13,568		12,245		12,964		14,032		15,311		16,845
Bloomberg US Aggregate C000115299 Index [Member]
Account Value [Line Items]
Accumulated Value		10,000			9,969		9,929		10,710		11,646		11,608		10,413		10,315		10,587		11,230		11,656
S And P Target Date 2055 C000115305 Index [Member]
Account Value [Line Items]
Accumulated Value		10,000			11,672		12,951		13,602		13,723		18,802		16,095		18,612		21,697		24,815		30,426
S And P Target Date 2055 C000115307 Index [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,835,885		6,475,666		6,801,218		6,861,558		9,401,007		8,047,749		9,306,039		10,848,250		12,407,634		15,213,225
JPM SmartRetirement Blend 2055 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPM SmartRetirement Blend 2055 Composite Benchmark
Accumulated Value		1,000,000			1,158,740		1,267,989		1,352,254		1,364,012		1,855,299		1,580,545		1,822,359		2,135,356		2,444,337		3,007,964
JPM SmartRetirement Blend 2055 Composite Benchmark C000115305 [Member]
Account Value [Line Items]
Accumulated Value		10,000			11,587		12,680		13,523		13,640		18,553		15,805		18,224		21,354		24,443		30,080
JPM SmartRetirement Blend 2055 Composite Benchmark C000115307 [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,793,702		6,339,947		6,761,269		6,820,059		9,276,494		7,902,723		9,111,796		10,676,779		12,221,683		15,039,819
JPM SmartRetirement Blend 2025 Composite Benchmark C000115337 [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,565,527		5,925,945		6,346,377		6,597,774		7,915,273		6,903,393		7,494,471		8,289,053		9,145,263		10,302,692
JPM SmartRetirement Blend 2025 Composite Benchmark C000115335 [Member]
Account Value [Line Items]
Accumulated Value		10,000			11,131		11,852		12,693		13,196		15,831		13,807		14,989		16,578		18,291		20,605
JPM SmartRetirement Blend 2025 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPM SmartRetirement Blend 2025 Composite Benchmark
Accumulated Value		1,000,000			1,113,105		1,185,189		1,269,275		1,319,555		1,583,055		1,380,679		1,498,894		1,657,811		1,829,053		2,060,538
S And P Target Date 2025 C000115337 Index [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,563,186		5,973,743		6,314,054		6,544,993		7,963,392		7,055,845		7,687,228		8,479,409		9,371,410		10,634,474
S And P Target Date 2025 C000115335 Index [Member]
Account Value [Line Items]
Accumulated Value		10,000			11,126		11,947		12,628		13,090		15,927		14,112		15,374		16,959		18,743		21,269
MSCI ACWI C000115343 Index net total return [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,909,785		6,565,020		6,980,631		7,179,112		9,982,146		8,550,909		10,133,718		12,179,940		14,160,184		17,181,587
S And P Target Date 2030 C000115343 Index [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,627,609		6,104,174		6,443,199		6,631,052		8,336,096		7,315,394		8,093,088		9,053,701		10,082,723		11,639,429
MSCI ACWI C000115341 Index net total return [Member]
Account Value [Line Items]
Accumulated Value		10,000			11,820		13,130		13,961		14,358		19,964		17,102		20,267		24,360		28,320		34,363
S And P Target Date 2030 C000115341 Index [Member]
Account Value [Line Items]
Accumulated Value		10,000			11,255		12,208		12,886		13,262		16,672		14,631		16,186		18,107		20,165		23,279
JPM SmartRetirement Blend 2030 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPM SmartRetirement Blend 2030 Composite Benchmark
Accumulated Value		1,000,000			1,131,508		1,217,072		1,302,186		1,343,117		1,671,296		1,444,057		1,595,298		1,792,010		1,999,330		2,308,984
JPM SmartRetirement Blend 2030 Composite Benchmark C000115343 [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,657,542		6,085,361		6,510,932		6,715,587		8,356,480		7,220,286		7,976,492		8,960,052		9,996,651		11,544,919
JPM SmartRetirement Blend 2030 Composite Benchmark C000115341 [Member]
Account Value [Line Items]
Accumulated Value		10,000			11,315		12,171		13,022		13,431		16,713		14,441		15,953		17,920		19,993		23,090
JPM SmartRetirement Blend 2035 Composite Benchmark C000115349 [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,723,549		6,206,694		6,630,876		6,785,015		8,752,287		7,520,604		8,449,936		9,639,727		10,854,345		12,818,139
JPM SmartRetirement Blend 2035 Composite Benchmark C000115347 [Member]
Account Value [Line Items]
Accumulated Value		10,000			11,447		12,413		13,262		13,570		17,505		15,041		16,900		19,279		21,709		25,636
JPM SmartRetirement Blend 2035 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPM SmartRetirement Blend 2035 Composite Benchmark
Accumulated Value		1,000,000			1,144,710		1,241,339		1,326,175		1,357,003		1,750,457		1,504,121		1,689,987		1,927,945		2,170,869		2,563,628
S And P Target Date 2035 C000115349 Index [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,692,293		6,231,619		6,565,491		6,704,914		8,739,648		7,590,454		8,529,636		9,688,072		10,889,672		12,812,319
S And P Target Date 2035 C000115347 Index [Member]
Account Value [Line Items]
Accumulated Value		10,000			11,385		12,463		13,131		13,410		17,479		15,181		17,059		19,376		21,779		25,625
S And P Target Date 2040 C000115353 Index [Member]
Account Value [Line Items]
Accumulated Value		10,000			11,477		12,647		13,312		13,520		18,057		15,573		17,741		20,418		23,130		27,722
S And P Target Date 2040 C000115355 Index [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,738,306		6,323,438		6,655,875		6,759,802		9,028,667		7,786,704		8,870,726		10,208,920		11,564,970		13,861,161
JPM SmartRetirement Blend 2040 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPM SmartRetirement Blend 2040 Composite Benchmark
Accumulated Value		1,000,000			1,157,505		1,264,474		1,348,866		1,369,580		1,817,587		1,554,739		1,770,100		2,044,569		2,319,320		2,789,415
JPM SmartRetirement Blend 2040 Composite Benchmark C000115353 [Member]
Account Value [Line Items]
Accumulated Value		10,000			11,575		12,645		13,489		13,696		18,176		15,547		17,701		20,446		23,193		27,894
JPM SmartRetirement Blend 2040 Composite Benchmark C000115355 [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,787,523		6,322,369		6,744,332		6,847,898		9,087,935		7,773,696		8,850,499		10,222,844		11,596,601		13,947,077
JPM SmartRetirement Blend 2045 Composite Benchmark C000115359 [Member]
Account Value [Line Items]
Accumulated Value		10,000			11,587		12,680		13,523		13,640		18,553		15,823		18,196		21,219		24,207		29,509
JPM SmartRetirement Blend 2045 Composite Benchmark C000115361 [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,793,702		6,339,947		6,761,269		6,820,059		9,276,494		7,911,531		9,098,240		10,609,419		12,103,514		14,754,627
JPM SmartRetirement Blend 2045 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPM SmartRetirement Blend 2045 Composite Benchmark
Accumulated Value		1,000,000			1,158,740		1,267,989		1,352,254		1,364,012		1,855,299		1,582,306		1,819,648		2,121,884		2,420,703		2,950,925
S And P Target Date 2045 C000115361 Index [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,775,936		6,385,258		6,714,091		6,794,460		9,207,031		7,904,027		9,093,141		10,545,711		12,018,790		14,592,981
S And P Target Date 2045 C000115359 Index [Member]
Account Value [Line Items]
Accumulated Value		10,000			11,552		12,771		13,428		13,589		18,414		15,808		18,186		21,091		24,038		29,186
S And P Target Date 2050 C000115365 Index [Member]
Account Value [Line Items]
Accumulated Value		10,000			11,624		12,885		13,534		13,676		18,667		15,992		18,473		21,528		24,564		30,001
S And P Target Date 2050 C000115367 Index [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,811,799		6,442,567		6,767,132		6,838,143		9,333,525		7,996,248		9,236,357		10,764,203		12,281,892		15,000,559
JPM SmartRetirement Blend 2050 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPM SmartRetirement Blend 2050 Composite Benchmark
Accumulated Value		1,000,000			1,158,740		1,267,989		1,352,254		1,364,012		1,855,299		1,580,545		1,822,359		2,135,356		2,444,337		3,007,964
JPM SmartRetirement Blend 2050 Composite Benchmark C000115365 [Member]
Account Value [Line Items]
Accumulated Value		10,000			11,587		12,680		13,523		13,640		18,553		15,805		18,224		21,354		24,443		30,080
JPM SmartRetirement Blend 2050 Composite Benchmark C000115367 [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,793,702		6,339,947		6,761,269		6,820,059		9,276,494		7,902,723		9,111,796		10,676,779		12,221,683		15,039,819
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		10,000			11,790		13,484		14,889		16,006		22,536		20,144		24,091		30,006		34,556		42,271
ICE BofA 3 Month US Treasury Bill C000133813 Index [Member]
Account Value [Line Items]
Accumulated Value		1,000,000			1,004,868		1,018,556		1,042,115		1,059,085		1,060,088		1,061,871		1,100,348		1,159,958		1,214,241		1,260,860
Standard And Poor s 500 C000133813 Index [Member]
Account Value [Line Items]
Accumulated Value		1,000,000			1,178,961		1,348,426		1,488,897		1,600,640		2,253,607		2,014,369		2,409,065		3,000,638		3,455,645		4,227,117
ICE BofA 3 Month US Treasury Bill C000133815 Index [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,024,340		5,092,781		5,210,575		5,295,426		5,300,440		5,309,354		5,501,739		5,799,792		6,071,206		6,304,298
Standard And Poor s 500 C000133815 Index [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,894,805		6,742,130		7,444,487		8,003,198		11,268,036		10,071,845		12,045,326		15,003,192		17,278,224		21,135,586
ICE BofA 3 Month US Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA 3-Month US Treasury Bill Index
Accumulated Value		10,000			10,049		10,186		10,421		10,591		10,601		10,619		11,003		11,600		12,142		12,609
JPM SmartRetirement 2060 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPM SmartRetirement 2060 Composite Benchmark
Accumulated Value	10,000		11,131			12,186		12,992		13,091		17,807		15,170		17,491		20,495		23,460		28,870
JPM SmartRetirement 2060 Composite Benchmark C000172120 [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,113,127			1,218,625		1,299,248		1,309,149		1,780,676		1,516,972		1,749,061		2,049,468		2,346,021		2,886,979
JPM SmartRetirement 2060 Composite Benchmark C000172125 [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		5,565,637			6,093,124		6,496,239		6,545,745		8,903,378		7,584,862		8,745,304		10,247,341		11,730,107		14,434,893
JPM SmartRetirement Blend 2060 Composite Benchmark C000172130 [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		5,563,643			6,088,198		6,492,790		6,549,245		8,908,140		7,588,919		8,749,981		10,252,821		11,736,380		14,442,612
JPM SmartRetirement Blend 2060 Composite Benchmark C000172128 [Member]
Account Value [Line Items]
Accumulated Value	10,000		11,127			12,176		12,986		13,098		17,816		15,178		17,500		20,506		23,473		28,885
JPM SmartRetirement Blend 2060 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPM SmartRetirement Blend 2060 Composite Benchmark
Accumulated Value	1,000,000		1,112,729			1,217,640		1,298,558		1,309,849		1,781,628		1,517,784		1,749,996		2,050,564		2,347,276		2,888,522
MSCI ACWI C000172128 Index net total return [Member]
Account Value [Line Items]
Accumulated Value	10,000		11,331			12,587		13,384		13,765		19,139		16,395		19,430		23,353		27,150		32,943
S And P Target Date 2060 C000172130 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		5,630,051			6,258,771		6,578,890		6,650,003		9,102,703		7,787,336		9,012,258		10,506,966		12,015,643		14,729,688
MSCI ACWI C000172130 Index net total return [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		5,665,518			6,293,671		6,692,103		6,882,381		9,569,558		8,197,478		9,714,865		11,676,511		13,574,906		16,471,427
S And P Target Date 2060 C000172128 Index [Member]
Account Value [Line Items]
Accumulated Value	10,000		11,260			12,518		13,158		13,300		18,205		15,575		18,025		21,014		24,031		29,459
S And P Target Date 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2060 Index
Accumulated Value	$ 1,000,000		$ 1,126,010			$ 1,251,754		$ 1,315,778		$ 1,330,001		$ 1,820,541		$ 1,557,467		$ 1,802,452		$ 2,101,393		$ 2,403,129		$ 2,945,938
Russell 1000 Value C000162366 Index [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,776,533		6,167,602		6,689,518		6,098,413		8,762,414		8,164,842		9,107,051		10,296,135		11,706,905		14,881,684
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000 Value Index
Accumulated Value		10,000			11,553		12,335		13,379		12,197		17,525		16,330		18,214		20,592		23,414		29,763
Russell 1000 Value C000007583 Index [Member]
Account Value [Line Items]
Accumulated Value		1,000,000			1,155,307		1,233,520		1,337,904		1,219,683		1,752,483		1,632,968		1,821,410		2,059,227		2,341,381		2,976,337
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000 Growth Index
Accumulated Value		10,000			12,042		14,753		16,458		20,290		28,913		23,485		29,851		39,846		46,707		54,976
Russell 1000 Growth C000007641 Index [Member]
Account Value [Line Items]
Accumulated Value		1,000,000			1,204,231		1,475,322		1,645,836		2,029,043		2,891,334		2,348,533		2,985,139		3,984,627		4,670,654		5,497,639
Russell 1000 Growth C000162368 Index [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			6,021,157		7,376,610		8,229,178		10,145,213		14,456,671		11,742,663		14,925,694		19,923,136		23,353,268		27,488,193
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap Index
Accumulated Value		10,000			11,648		13,084		14,108		13,792		20,660		17,087		19,637		22,165		25,536		31,060
Russell Midcap C000007650 Index [Member]
Account Value [Line Items]
Accumulated Value		1,000,000			1,164,839		1,308,415		1,410,801		1,379,200		2,066,025		1,708,681		1,963,693		2,216,527		2,553,558		3,105,993
Russell Midcap C000136842 Index [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,824,193		6,542,073		7,054,004		6,896,002		10,330,126		8,543,405		9,818,465		11,082,637		12,767,791		15,529,967
Russell 3000 Value C000173224 Index [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,810,387		6,231,718		6,689,021		6,058,867		8,809,361		8,152,029		9,066,645		10,239,292		11,601,480		14,824,259
Russell 3000 Value C000007659 Index [Member]
Account Value [Line Items]
Accumulated Value		3,000,000			3,486,232		3,739,031		4,013,412		3,635,320		5,285,617		4,891,217		5,439,987		6,143,575		6,960,888		8,894,555
Russell 3000 Value C000007658 Index [Member]
Account Value [Line Items]
Accumulated Value		1,000,000			1,162,077		1,246,344		1,337,804		1,211,773		1,761,872		1,630,406		1,813,329		2,047,858		2,320,296		2,964,852
Russell 3000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Value Index
Accumulated Value		$ 10,000			$ 11,621		$ 12,463		$ 13,378		$ 12,118		$ 17,619		$ 16,304		$ 18,133		$ 20,479		$ 23,203		$ 29,649